INVESTMENTS (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
TRADING SECURITIES
Trading Securities, Fair Value	$ 24,489	$ 32,834
Trading Securities, Percent of Total	100.00%	100.00%
Fixed maturity securities
TRADING SECURITIES
Trading Securities, Fair Value	24,364	26,182
Trading Securities, Percent of Total	99.00%	79.00%
Fixed maturity securities | U.S. government and government sponsored entities
TRADING SECURITIES
Trading Securities, Fair Value	7,504	6,902
Trading Securities, Percent of Total	31.00%	21.00%
Fixed maturity securities | Non-U.S. government
TRADING SECURITIES
Trading Securities, Fair Value	35	125
Fixed maturity securities | Corporate debt
TRADING SECURITIES
Trading Securities, Fair Value	816	912
Trading Securities, Percent of Total	3.00%	3.00%
Fixed maturity securities | Obligations of states, municipalities and political subdivisions
TRADING SECURITIES
Trading Securities, Fair Value	257	316
Trading Securities, Percent of Total	1.00%	1.00%
Fixed maturity securities | Mortgage backed, asset backed and collateralized
TRADING SECURITIES
Trading Securities, Fair Value	8,767	10,337
Trading Securities, Percent of Total	36.00%	31.00%
Fixed maturity securities | Residential mortgage backed securities (RMBS)
TRADING SECURITIES
Trading Securities, Fair Value	1,648	1,928
Trading Securities, Percent of Total	7.00%	6.00%
Fixed maturity securities | Commercial mortgage-backed securities (CMBS)
TRADING SECURITIES
Trading Securities, Fair Value	1,837	2,078
Trading Securities, Percent of Total	7.00%	6.00%
Fixed maturity securities | Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)
TRADING SECURITIES
Trading Securities, Fair Value	5,282	6,331
Trading Securities, Percent of Total	22.00%	19.00%
Fixed maturity securities | Maiden Lane II
TRADING SECURITIES
Trading Securities, Fair Value	1,321	1,279
Trading Securities, Percent of Total	5.00%	4.00%
Fixed maturity securities | Maiden Lane III
TRADING SECURITIES
Trading Securities, Fair Value	5,664	6,311
Trading Securities, Percent of Total	23.00%	19.00%
Equity securities
TRADING SECURITIES
Trading Securities, Fair Value	125	6,652
Trading Securities, Percent of Total	1.00%	21.00%
Equity securities | MetLife
TRADING SECURITIES
Trading Securities, Fair Value		6,494
Trading Securities, Percent of Total		20.00%
Equity securities | All other
TRADING SECURITIES
Trading Securities, Fair Value	$ 125	$ 158
Trading Securities, Percent of Total	1.00%	1.00%